INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2020	2019	2018
Income taxes at domestic statutory tax rate	$233.6	$238.5	$217.9
Increase (reduction) resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.5)	(3.7)	(2.8)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(44.7)	(55.7)	(49.9)
Other	0.5	—	1.0
Income taxes	$187.9	$179.1	$166.2

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2020	2019	2020	2019	2018
Accounts payable, accrued charges, provisions and deferred revenue	$11.0	$9.3	$(1.7)	$2.0	$(0.8)
Defined benefit plans	50.2	31.5	(2.5)	5.2	(1.1)
Contract assets	(81.1)	(58.3)	22.8	4.0	5.6
Property, plant and equipment	(459.9)	(475.4)	(15.7)	9.2	(17.7)
Goodwill, intangible assets and other assets	(303.9)	(305.7)	(4.4)	67.5	33.8
Long-term debt and derivative financial instruments	(15.2)	(19.5)	0.6	1.1	2.7
Other	8.3	8.6	0.3	(4.8)	(1.7)
	$(790.6)	$(809.5)	$(0.6)	$84.2	$20.8

Summary of changes in net deferred income tax liability

	2020	2019
Balance at beginning of year	$(809.5)	$(735.3)
Recognized in income as continuing operations	0.6	(84.2)
Recognized in other comprehensive income	21.1	10.0
Business acquisition	(2.8)	—
Balance at end of year	$(790.6)	$(809.5)